Note 7 - Commitments and Contingencies - Summary of Lease Costs -10-Q (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating lease cost	$ 90	$ 104	$ 359	$ 384
Short-term lease cost	5	9	53	11
Variable lease cost	4	17	15	29
Total operating lease cost	$ 99	$ 130	$ 427	$ 424